GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule Of General And Administrative Expenses
	2024	2023
Salaries and benefits	$1,918	$1,506
Office and miscellaneous	1,591	1,399
Professional fees	1,326	1,378
Management and consulting fees	490	436
Investor relations	270	245
Directors fees	170	187
Regulatory and compliance fees	176	164
Depreciation	153	135
Travel and promotion	132	170
	$6,226	$5,620